UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7529

Asian Small Companies Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2005

Item 1. Reports to Stockholders

Asian Small Companies Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 97.7%
Security	Shares	Value
China - 8.8%
Agricultural Biotechnology - 1.0%
Global Bio-Chem Technology Group Co., Ltd.	1,766,000	$1,230,638
		$1,230,638
Cosmetics & Toiletries - 2.9%
Beauty China Holdings Ltd.	7,243,000	$3,835,720
		$3,835,720
Food and Beverages - 1.7%
Yantai North Andre Juice Co.	18,225,000	$2,173,218
		$2,173,218
Retail-Electronics - 1.8%
GOME Electrical Appliances Holdings Ltd.(1)	2,507,000	$2,330,478
		$2,330,478
Textiles - 1.4%
Weiqiao Textile Co., Ltd.	1,124,000	$1,834,788
		$1,834,788
Total China (identified cost $10,187,171)		$11,404,842
Hong Kong - 16.9%
Security	Shares	Value
Distribution / Wholesale - 1.7%
Esprit Holdings, Ltd.	319,000	$2,265,952
		$2,265,952
Engineering - 1.1%
Hong Kong Aircraft Engineering Co., Ltd.	232,000	$1,407,527
		$1,407,527
Household Furnishing & Appliances - 2.5%
Chitaly Holdings Ltd.	3,612,000	$3,231,721
		$3,231,721

Security	Shares	Value
Metals-Industrial - 0.7%
Lung Kee (Bermuda) Holdings Ltd.	1,360,000	$968,134
		$968,134
Printing - 1.7%
Vision Grande Group Holdings Ltd.	5,064,000	$2,142,695
		$2,142,695
Real Estate Operating / Development - 1.9%
Far East Consortium	5,521,000	$2,490,840
		$2,490,840
Retail-Apparel - 3.5%
Bossini International Holdings Ltd.	6,244,000	$1,572,752
Ports Design Ltd.	4,768,000	2,957,515
		$4,530,267
Retail-Restaurants - 2.0%
Fairwood Holdings Ltd.	5,802,000	$2,608,848
		$2,608,848
Toys - 1.8%
Playmates Holdings Ltd.	10,362,000	$2,401,930
		$2,401,930
Total Hong Kong (identified cost $17,788,235)		$22,047,914
India - 15.3%
Security	Shares	Value
Auto and Parts - 1.5%
Bharat Forge Ltd.	64,170	$1,953,800
		$1,953,800
Banking and Finance - 1.6%
Kotak Mahindra Bank Ltd.	271,430	$2,041,447
		$2,041,447

See notes to financial statements

Asian Small Companies Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Chemicals - 1.7%
United Phosphorus Ltd.	148,990	$2,278,830
		$2,278,830
Diversified Financial Services - 2.1%
Indiabulls Financial Services Ltd.(1)	989,000	$2,706,140
		$2,706,140
Diversified Minerals - 1.6%
Gujarat Mineral Development Corp., Ltd.	259,000	$2,123,186
		$2,123,186
Diversified Operations - 1.6%
Sintex Industries Ltd.	240,086	$2,063,308
		$2,063,308
Drugs - 1.1%
Ind-Swift Laboratories Ltd.	275,000	$1,432,397
		$1,432,397
Electric Products-Miscellaneous - 1.2%
Siemens India Ltd.	40,500	$1,528,689
		$1,528,689
Engineering and Construction - 1.4%
ABB Ltd.	61,000	$1,798,661
		$1,798,661
Printing - 1.5%
Micro Inks Ltd.	165,317	$2,035,750
		$2,035,750
Total India (identified cost $15,737,921)		$19,962,208
Indonesia - 4.2%
Security	Shares	Value
Banking and Finance - 1.6%
PT Bank Nisp Tbk	22,135,140	$2,031,017
		$2,031,017

Security	Shares	Value
Packaging - 0.9%
PT Dynaplast Tbk	6,565,000	$1,170,324
		$1,170,324
Telecommunication Services - 1.7%
PT Telekomunikasi Tbk	4,776,000	$2,284,168
		$2,284,168
Total Indonesia (identified cost $4,370,684)		$5,485,509
Malaysia - 4.1%
Security	Shares	Value
Electric-Generation - 2.0%
Malakoff Berhad	1,392,200	$2,690,696
		$2,690,696
Telecommunication Services - 2.1%
Digi.Com Berhad(1)	1,751,000	$2,711,513
		$2,711,513
Total Malaysia (identified cost $4,536,468)		$5,402,209
Republic of Korea - 14.5%
Security	Shares	Value
Electronic Components-Miscellaneous - 1.9%
LG Electronics, Inc.	32,110	$2,500,032
		$2,500,032
Engineering and Construction - 4.3%
Hyundai Engineering & Construction Co.(1)	151,890	$2,757,312
Kumho Industrial Co., Ltd.(1)	185,300	2,839,558
		$5,596,870
Machinery - 1.3%
Daewoo Heavy Industries & Machinery Ltd.(1)	191,300	$1,725,162
		$1,725,162

See notes to financial statements

Asian Small Companies Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Packaging - 2.2%
Youlchon Chemical Co., Ltd.	243,100	$2,867,400
		$2,867,400
Security Systems Services - 2.0%
S1 Corp.	65,300	$2,625,511
		$2,625,511
Travel Services - 0.9%
Hana Tour Service, Inc.	53,295	$1,138,443
		$1,138,443
Waste Disposal - 1.9%
Insun ENT Co., Ltd.	124,935	$2,517,508
		$2,517,508
Total Republic of Korea (identified cost $13,839,055)		$18,970,926
Singapore - 14.9%
Security	Shares	Value
Education - 1.9%
Raffles Education Corp., Ltd.	6,072,000	$2,410,933
		$2,410,933
Electronic Components-Miscellaneous - 2.0%
Jurong Technologies Industrial Corp., Ltd.	2,574,000	$2,602,770
		$2,602,770
Food-Retail - 2.6%
Dairy Farm International Holdings Ltd.	1,280,000	$3,392,000
		$3,392,000
Publishing - 1.7%
Yellow Pages (Singapore) Ltd.(1)	1,780,000	$2,279,171
		$2,279,171
Real Estate Operating / Development - 2.2%
Hersing Corp., Ltd.	2,946,000	$253,895
Keppel Land Ltd.	1,707,000	2,628,926
		$2,882,821

Security	Shares	Value
Retail-Electronics - 0.9%
Pertama Holdings Ltd.	7,217,000	$1,199,538
		$1,199,538
Transport-Marine - 3.6%
Ezra Holdings Ltd.	3,455,800	$2,251,081
Jaya Holdings Ltd.	3,749,000	2,448,143
		$4,699,224
Total Singapore (identified cost $13,841,065)		$19,466,457
Taiwan - 8.3%
Security	Shares	Value
Audio / Video Products - 0.2%
Hanpin Electron Co., Ltd.	301,000	$209,662
		$209,662
Business Services-Miscellaneous - 1.2%
Taiwan Secom Co., Ltd.	1,040,000	$1,539,631
		$1,539,631
Chemicals - 1.8%
Taiwan Fertilizer Co., Ltd.	1,982,000	$2,364,673
		$2,364,673
Electronic Components-Miscellaneous - 1.8%
Silitech Technology Corp.	866,000	$2,398,678
		$2,398,678
Health and Personal Care - 2.2%
Johnson Health Tech Co., Ltd.	1,105,000	$2,862,971
		$2,862,971
Hotels and Motels - 1.0%
Formosa International Hotels Corp.	1,014,000	$1,291,556
		$1,291,556

See notes to financial statements

Asian Small Companies Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Real Estate Operating / Development - 0.1%
Sinyi Realty Co.	75,000	$199,415
		$199,415
Total Taiwan (identified cost $8,181,429)		$10,866,586
Thailand - 10.7%
Security	Shares	Value
Building Products - 0.6%
Vanachai Group PCL	3,428,100	$819,627
		$819,627
Hotels and Motels - 2.1%
Royal Garden Resort PCL	27,473,140	$2,727,931
		$2,727,931
Oil Companies-Integrated - 2.3%
PTT PCL	523,900	$2,956,948
		$2,956,948
Real Estate Operating / Development - 2.2%
Central Pattana PCL	12,616,400	$2,934,047
		$2,934,047
Telecommunication Services - 1.7%
Total Access Communication PCL(1)	609,000	$2,155,860
		$2,155,860
Waste Disposal - 1.8%
Professional Waste Technology 1999 PCL(1)	34,441,300	$2,357,884
		$2,357,884
Total Thailand (identified cost $11,769,840)		$13,952,297
Total Common Stocks (identified cost $100,251,868)		$127,558,948

Preferred Stocks - 0.5%
Security	Shares	Value
India - 0.5%
Drugs - 0.5%
Ind-Swift Laboratories Ltd.	168,000	$638,797
		$638,797
Total India (identified cost $429,286)		$638,797
Total Preferred Stocks (identified cost $429,286)		$638,797
Total Investments - 98.2% (identified cost $100,681,154)		$128,197,745
Other Assets, Less Liabilities - 1.8%		$2,291,756
Net Assets - 100.0%		$130,489,501

(1)  Non-income producing security.

See notes to financial statements

Asian Small Companies Portfolio as of February 28, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2005

Assets
Investments, at value (identified cost, $100,681,154)	$128,197,745
Cash	2,254,471
Foreign currency, at value (identified cost, $1,511,389)	1,519,324
Receivable for investments sold	516,949
Interest and dividends receivable	208,391
Tax reclaim receivable	70,724
Total assets	$132,767,604
Liabilities
Payable for investments purchased	$1,836,980
Reserve for estimate of capital gains taxes	417,954
Accrued expenses	23,169
Total liabilities	$2,278,103
Net Assets applicable to investors' interest in Portfolio	$130,489,501
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$102,962,221
Net unrealized appreciation (computed on the basis of identified cost)	27,527,280
Total	$130,489,501

Statement of Operations

For the Six Months Ended
February 28, 2005

Investment Income
Dividends (net of foreign taxes, $112,393)	$1,261,354
Interest	6,649
Total investment income	$1,268,003
Expenses
Investment adviser fee	$449,253
Administration fee	148,446
Trustees' fees and expenses	6,003
Custodian fee	197,595
Legal and accounting services	16,787
Miscellaneous	3,404
Total expenses	$821,488
Net investment income	$446,515
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$(8,266,110)
Foreign currency transactions	(91,828)
Net realized loss	$(8,357,938)
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$32,151,275
Foreign currency	19,557
Net change in unrealized appreciation (depreciation)	$32,170,832
Net realized and unrealized gain	$23,812,894
Net increase in net assets from operations	$24,259,409

See notes to financial statements

Asian Small Companies Portfolio as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
From operations -
Net investment income	$446,515	$1,154,786
Net realized gain (loss) from investment transactions and foreign currency	(8,357,938)	28,433,876
Net change in unrealized appreciation (depreciation) from investments and foreign currency	32,170,832	(21,003,276)
Net increase in net assets from operations	$24,259,409	$8,585,386
Capital transactions -
Contributions	$16,638,263	$71,807,317
Withdrawals	(24,233,501)	(35,404,544)
Net increase (decrease) in net assets from capital transactions	$(7,595,238)	$36,402,773
Net increase in net assets	$16,664,171	$44,988,159
Net Assets
At beginning of period	$113,825,330	$68,837,171
At end of period	$130,489,501	$113,825,330

See notes to financial statements

Asian Small Companies Portfolio as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)		2004	2003	2002	2001	2000
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	1.38	%(1)	1.35%	1.52%	1.50%	1.47%	1.34%
Expenses after custodian fee reduction	1.38	%(1)	1.35%	1.52%	1.47%	1.19%	1.13%
Net investment income (loss)	0.75	%(1)	0.99%	1.52%	(0.24)%	0.58%	(0.31)%
Portfolio Turnover	77%		120%	112%	83%	109%	112%
Total Return(2)	22.28%		15.00%	32.17%	21.32%	-	-
Net assets, end of period (000's omitted)	$130,490		$113,825	$68,837	$56,247	$44,084	$64,295

(1)  Annualized.

(2)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

Asian Small Companies Portfolio as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Asian Small Companies Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 19, 1996. The Portfolio seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2005, the Eaton Vance Asian Small Companies Fund held an approximate 29.8% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

C  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

D  Income Taxes - The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

Asian Small Companies Portfolio as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to capital gains taxes in certain countries in which it invests. At February 28, 2005, the Portfolio had an accrual for capital gains taxes of $417,954, of which $302,207 is included in the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Accrued capital gains taxes for secuities no longer held by the Portfolio are included in net realized gain (loss) on investments in the Statement of Operations and were $45,023 for the six months ended February 28, 2005.

E  Financial Futures Contracts - Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

F  Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

H  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

I  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

K  Interim Financial Statements - The interim financial statements relating to February 28, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Asian Small Companies Portfolio as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2005, the adviser fee amounted to $449,253. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2005, the administrative fee amounted to $148,446. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $89,403,166 and $92,218,365, respectively, for the six months ended February 28, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2005, as computed on a federal income tax basis, are as follows:

Aggregate cost	$100,681,154
Gross unrealized appreciation	$28,935,748
Gross unrealized depreciation	(1,419,157)
Net unrealized appreciation	$27,516,591

The net unrealized appreciation on currency was $10,689.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2005.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7  Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 28, 2005, there were no outstanding obligations under these financial instruments.

Eaton Vance Asian Small Companies Fund

INVESTMENT MANAGEMENT

Eaton Vance Asian Small Companies Fund

Officers Thomas E. Faust Jr. President Gregory L. Coleman Vice President James A. Womack Vice President James L. O'Connor Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees James B. Hawkes Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout

Asian Small Companies Portfolio

Officers
Hon. Robert Lloyd George
President and Trustee
James B. Hawkes
Vice President and Trustee
William Walter Raleigh Kerr
Vice President and Assistant
Treasurer
Kooi Cho Yu
Vice President and Portfolio Manager
William J. Austin, Jr.
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Edward K.Y. Chen Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout

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Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.      Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asian Small Companies Portfolio

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	April 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	April 21, 2005

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	April 21, 2005